W. John McGuire
+1.202.373.6799
wjmcguire@morganlewis.com

VIA EDGAR

April 12, 2016

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
 Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust, we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N‑1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(2) under the Securities Act to register nine newly created series of the Trust, the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001